Touchstone Dividend Select ETF Average Annual Total Returns			12 Months Ended				41 Months Ended				60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025
Bloomberg US 3000 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.21%	[1]	17.21%	[2]	17.77%	[3]	17.23%	[2]	13.09% [4]	14.27% [4]
Bloomberg US 1000 Value Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[5]				16.53%				12.49%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.15%		17.15%		17.82%		17.29%		13.15%	14.29%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent					15.91%				12.28%
Touchstone Dividend Select ETF
Prospectus [Line Items]
Average Annual Return, Percent					16.27%				12.78%
Performance Inception Date		Aug. 02, 2022
Touchstone Dividend Select ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent					15.71%				12.23%
Touchstone Dividend Select ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent					9.99%				9.97%

[1]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[2]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[3]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[4]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[5]	The Fund changed its additional index to the Bloomberg US 1000 Value Index which has similar investment objectives to the Fund.